UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2014

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments:

Putnam Small Cap Value Fund

The fund's portfolio
11/30/13 (Unaudited)

COMMON STOCKS (88.2%)(a)
	Shares	Value

Aerospace and defense (0.7%)

Huntington Ingalls Industries, Inc.	19,804	$1,628,483

		1,628,483
Air freight and logistics (0.4%)

Park-Ohio Holdings Corp.(NON)	28,337	1,206,589

		1,206,589
Auto components (2.0%)

Dana Holding Corp.	61,300	1,243,164

Goodyear Tire & Rubber Co. (The)(NON)	60,300	1,342,278

Stoneridge, Inc.(NON)	111,740	1,442,563

Tower International, Inc.(NON)	71,554	1,537,695

		5,565,700
Capital markets (1.0%)

Cowen Group, Inc. Class A(NON)	388,554	1,569,758

Silvercrest Asset Management Group, Inc. Class A(NON)	75,887	1,206,603

		2,776,361
Chemicals (4.0%)

Advanced Emissions Solutions, Inc.(NON)	12,817	743,258

Cabot Corp.(S)	29,700	1,449,360

Chemtura Corp.(NON)	42,700	1,127,280

Kraton Performance Polymers, Inc.(NON)	62,100	1,446,309

LSB Industries, Inc.(NON)	36,100	1,158,088

Minerals Technologies, Inc.	20,997	1,247,222

OM Group, Inc.(NON)(S)	45,153	1,487,340

Omnova Solutions, Inc.(NON)	109,944	963,109

RPM International, Inc.	34,000	1,346,400

		10,968,366
Commercial banks (12.2%)

Ameris Bancorp(NON)	78,100	1,598,707

Bancorp, Inc. (The)(NON)	89,563	1,639,003

Chemical Financial Corp.	44,006	1,409,072

CVB Financial Corp.(S)	115,200	1,859,328

Eagle Bancorp, Inc.	42,290	1,379,077

Financial Institutions, Inc.	75,300	1,935,210

First Connecticut Bancorp, Inc.	37,700	640,523

First Merchants Corp.	85,500	1,811,745

First NBC Bank Holding Co.(NON)	62,578	1,807,253

First Niagara Financial Group, Inc.	119,200	1,327,888

First of Long Island Corp. (The)	14,809	631,604

Flushing Financial Corp.	40,700	879,527

Heartland Financial USA, Inc.	48,900	1,457,709

Independent Bank Group, Inc.	15,880	760,334

Investors Bancorp, Inc.(S)	74,672	1,797,355

Lakeland Financial Corp.(S)	44,900	1,721,915

National Bank Holdings Corp. Class A	62,411	1,321,865

OFG Bancorp (Puerto Rico)(S)	110,100	1,893,720

Pacific Premier Bancorp, Inc.(NON)	121,300	1,763,702

Popular, Inc. (Puerto Rico)(NON)	56,520	1,615,342

State Bank Financial Corp.	66,300	1,165,554

Sterling Bancorp	140,000	1,839,600

Western Alliance Bancorp(NON)	49,800	1,156,356

		33,412,389
Commercial services and supplies (2.7%)

Deluxe Corp.(S)	31,500	1,565,235

Ennis, Inc.	63,521	1,177,679

KAR Auction Services, Inc.	35,714	985,349

Performant Financial Corp.(NON)	159,607	1,674,277

Pitney Bowes, Inc.(S)	87,900	2,036,643

		7,439,183
Communications equipment (1.3%)

Emcore Corp.(NON)(S)	252,600	1,326,150

Oplink Communications, Inc.(NON)	85,736	1,390,638

Polycom, Inc.(NON)	84,400	907,300

		3,624,088
Computers and peripherals (1.2%)

BancTec, Inc. 144A (Private)(F)(NON)	160,833	160,833

Datalink Corp.(NON)	97,228	1,017,977

Electronics for Imaging, Inc.(NON)	10,300	407,880

Logitech International SA (Switzerland)	149,000	1,707,540

		3,294,230
Construction and engineering (1.0%)

EMCOR Group, Inc.	29,100	1,156,143

Orion Marine Group, Inc.(NON)	116,000	1,376,920

UniTek Global Services, Inc.(NON)	47,848	76,557

		2,609,620
Construction materials (0.4%)

Caesarstone Sdot-Yam, Ltd. (Israel)(NON)	24,436	1,201,029

		1,201,029
Consumer finance (0.6%)

Encore Capital Group, Inc.(NON)	35,140	1,675,827

		1,675,827
Containers and packaging (1.0%)

Berry Plastics Group, Inc.(NON)	46,068	988,159

Greif, Inc. Class A	17,900	983,605

Rock-Tenn Co. Class A	9,400	887,548

		2,859,312
Distributors (1.1%)

Core-Mark Holding Co., Inc.	16,066	1,185,992

VOXX International Corp.(NON)	109,400	1,951,696

		3,137,688
Diversified consumer services (1.1%)

Corinthian Colleges, Inc.(NON)(S)	253,800	426,384

Hillenbrand, Inc.	45,700	1,284,170

Steiner Leisure, Ltd. (Bahamas)(NON)	20,400	1,206,864

		2,917,418
Diversified financial services (0.6%)

Gain Capital Holdings, Inc.(S)	75,300	685,230

PHH Corp.(NON)	41,100	988,044

		1,673,274
Diversified telecommunication services (0.3%)

Cogent Communication Group, Inc.	23,463	915,292

		915,292
Electric utilities (3.0%)

IDACORP, Inc.(S)	30,600	1,581,408

PNM Resources, Inc.	102,100	2,375,867

Portland General Electric Co.(S)	48,300	1,439,823

UIL Holdings Corp.(S)	29,195	1,095,688

UNS Energy Corp.	35,200	1,685,376

		8,178,162
Electrical equipment (0.6%)

Coleman Cable, Inc.	62,800	1,541,740

		1,541,740
Electronic equipment, instruments, and components (0.6%)

Electro Scientific Industries, Inc.	24,492	252,023

Newport Corp.(NON)	466	7,992

TTM Technologies, Inc.(NON)	140,500	1,362,850

		1,622,865
Energy equipment and services (1.9%)

Key Energy Services, Inc.(NON)(S)	113,700	891,408

Matrix Service Co.(NON)	94,915	2,107,113

Pioneer Energy Services Corp.(NON)	112,325	810,987

Tidewater, Inc.	26,200	1,494,448

		5,303,956
Food and staples retail (0.6%)

Spartan Stores, Inc.	71,190	1,651,608

		1,651,608
Food products (0.3%)

Sanderson Farms, Inc.(S)	11,800	806,412

		806,412
Gas utilities (0.8%)

Southwest Gas Corp.	40,300	2,138,318

		2,138,318
Health-care equipment and supplies (1.3%)

Cutera, Inc.(NON)	80,759	763,173

PhotoMedex, Inc.(NON)(S)	93,300	1,136,394

Symmetry Medical, Inc.(NON)	155,300	1,523,493

		3,423,060
Health-care providers and services (1.6%)

Centene Corp.(NON)(S)	18,700	1,116,951

Ensign Group, Inc. (The)	23,800	1,075,046

Providence Service Corp. (The)(NON)	36,300	995,346

Triple-S Management Corp. Class B (Puerto Rico)(NON)	64,800	1,312,848

		4,500,191
Hotels, restaurants, and leisure (0.6%)

Marriott Vacations Worldwide Corp.(NON)	32,310	1,687,874

		1,687,874
Household durables (0.6%)

Newell Rubbermaid, Inc.	36,700	1,113,845

UCP, Inc. Class A(NON)	40,467	606,196

		1,720,041
Insurance (6.9%)

Allied World Assurance Co. Holdings AG	23,200	2,613,480

American Financial Group, Inc.	28,132	1,622,091

Employers Holdings, Inc.	40,195	1,311,965

Hanover Insurance Group, Inc. (The)	27,500	1,658,525

Health Insurance Innovations, Inc. Class A(NON)	44,270	530,355

Maiden Holdings, Ltd. (Bermuda)	132,500	1,677,450

PartnerRe, Ltd.	23,600	2,428,440

Reinsurance Group of America, Inc. Class A	25,419	1,905,917

Stancorp Financial Group(S)	33,200	2,128,452

Validus Holdings, Ltd.(S)	72,513	2,904,146

		18,780,821
Internet software and services (1.3%)

Earthlink, Inc.	78,700	428,915

Perficient, Inc.(NON)	70,300	1,524,104

Web.com Group, Inc.(NON)(S)	56,597	1,615,844

		3,568,863
IT Services (1.7%)

Convergys Corp.(S)	55,000	1,128,600

Global Cash Access Holdings, Inc.(NON)	159,000	1,550,250

Unisys Corp.(NON)(S)	69,000	1,895,430

		4,574,280
Machinery (1.9%)

Dynamic Materials Corp.	33,453	749,682

Navistar International Corp.(NON)(S)	28,541	1,147,063

Rexnord Corp.(NON)	43,874	1,066,577

TriMas Corp.(NON)	30,700	1,123,006

Wabash National Corp.(NON)(S)	94,600	1,148,444

		5,234,772
Media (0.4%)

MDC Partners, Inc. Class A	53,850	1,225,626

		1,225,626
Metals and mining (2.0%)

Constellium NV Class A (Netherlands)(NON)	90,589	1,958,534

Globe Specialty Metals, Inc.	100,800	1,794,240

Horsehead Holding Corp.(NON)(S)	117,500	1,758,975

		5,511,749
Multi-utilities (0.5%)

Avista Corp.(S)	45,900	1,250,775

		1,250,775
Oil, gas, and consumable fuels (4.6%)

Bill Barrett Corp.(NON)(S)	48,700	1,309,543

Energen Corp.	26,500	1,912,505

EPL Oil & Gas, Inc.(NON)	36,400	1,042,860

EXCO Resources, Inc.(S)	133,300	705,157

Gulfport Energy Corp.(NON)	21,700	1,267,931

Kodiak Oil & Gas Corp.(NON)(S)	166,600	1,889,244

Midstates Petroleum Co., Inc.(NON)(S)	109,700	659,297

Scorpio Tankers, Inc. (Monaco)	128,718	1,477,683

SM Energy Co.	17,400	1,533,636

Stone Energy Corp.(NON)	27,700	916,316

		12,714,172
Pharmaceuticals (0.6%)

Questcor Pharmaceuticals, Inc.(S)	26,300	1,525,663

		1,525,663
Professional services (0.6%)

Kforce, Inc.(S)	77,400	1,561,932

		1,561,932
Real estate investment trusts (REITs) (6.4%)

American Assets Trust, Inc.	36,501	1,138,466

Campus Crest Communities, Inc.(S)	92,251	917,897

Cherry Hill Mortgage Investment Corp.(NON)	63,238	1,116,151

Colony Financial, Inc.	69,400	1,403,268

Education Realty Trust, Inc.	97,594	849,068

EPR Properties(S)	24,900	1,252,221

Healthcare Trust of America, Inc. Class A	79,000	801,850

iStar Financial, Inc.(NON)	157,600	2,029,888

MFA Financial, Inc.	150,360	1,096,124

One Liberty Properties, Inc.	41,270	850,575

Piedmont Office Realty Trust, Inc. Class A(S)	48,600	796,068

QTS Realty Trust, Inc. Class A(NON)	29,799	620,415

RAIT Financial Trust(S)	180,800	1,484,368

Summit Hotel Properties, Inc.	217,714	1,976,843

Two Harbors Investment Corp.	127,400	1,178,450

		17,511,652
Real estate management and development (1.1%)

Forestar Group, Inc.(NON)	28,717	555,961

Howard Hughes Corp. (The)(NON)	6,600	753,192

RE/MAX Holdings, Inc. Class A(NON)	52,720	1,601,634

		2,910,787
Road and rail (1.7%)

Quality Distribution, Inc.(NON)	168,049	2,055,239

Roadrunner Transportation Systems, Inc.(NON)	20,677	566,136

Ryder System, Inc.	19,100	1,333,944

Saia, Inc.(NON)	22,732	789,482

		4,744,801
Semiconductors and semiconductor equipment (4.6%)

Ambarella, Inc.(NON)(S)	55,489	1,376,127

FormFactor, Inc.(NON)	207,600	1,125,192

GT Advanced Technologies, Inc.(NON)(S)	174,600	1,712,826

Integrated Silicon Solutions, Inc.(NON)	132,900	1,573,536

Magnachip Semiconductor Corp. (South Korea)(NON)	73,864	1,499,439

Pericom Semiconductor Corp.(NON)	105,700	1,008,378

Photronics, Inc.(NON)(S)	145,800	1,259,712

RF Micro Devices, Inc.(NON)(S)	320,800	1,693,824

Silicon Image, Inc.(NON)	240,700	1,304,594

		12,553,628
Software (2.0%)

Actuate Corp.(NON)	182,400	1,433,664

AVG Technologies NV (Netherlands)(NON)(S)	84,000	1,451,520

Mentor Graphics Corp.	70,000	1,576,750

TiVo, Inc.(NON)	71,200	913,496

		5,375,430
Specialty retail (2.1%)

Ascena Retail Group, Inc.(NON)	58,100	1,237,530

Express, Inc.(NON)	46,500	1,144,365

Lithia Motors, Inc. Class A(S)	5,400	356,832

Pep Boys - Manny, Moe & Jack (The)(NON)(S)	77,800	1,065,860

Select Comfort Corp.(NON)(S)	46,600	983,726

Wet Seal, Inc. (The) Class A(NON)(S)	261,900	872,127

		5,660,440
Textiles, apparel, and luxury goods (1.0%)

G-III Apparel Group, Ltd.(NON)	7,156	431,149

Skechers U.S.A., Inc. Class A(NON)(S)	64,600	2,171,852

		2,603,001
Thrifts and mortgage finance (2.7%)

Banc of California, Inc.	56,600	725,612

BofI Holding, Inc.(NON)(S)	12,360	1,013,026

EverBank Financial Corp.	70,177	1,197,921

Meta Financial Group, Inc.	30,700	1,191,160

Rockville Financial, Inc.	116,800	1,742,656

United Financial Bancorp, Inc.	70,200	1,385,046

		7,255,421
Trading companies and distributors (2.1%)

HD Supply Holdings, Inc.(NON)(S)	62,900	1,325,303

MRC Global, Inc.(NON)	43,163	1,320,356

Rush Enterprises, Inc. Class A(NON)(S)	54,300	1,587,189

Stock Building Supply Holdings, Inc.(NON)	87,564	1,603,297

		5,836,145
Transportation infrastructure (0.5%)

Aegean Marine Petroleum Network, Inc. (Greece)(S)	117,879	1,263,663

		1,263,663

Total common stocks (cost $203,445,664)		$241,142,697

INVESTMENT COMPANIES (3.0%)(a)
	Shares	Value

American Capital, Ltd.(NON)	126,700	$1,938,510

Horizon Technology Finance Corp.(S)	85,596	1,215,463

Hercules Technology Growth Capital, Inc.(S)	70,670	1,206,337

Medley Capital Corp.	80,100	1,147,833

Solar Capital, Ltd.	67,694	1,567,116

TCP Capital Corp.(S)	61,800	1,069,140

Total investment companies (cost $7,494,162)		$8,144,399

SHORT-TERM INVESTMENTS (27.1%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)	49,936,859	$49,936,859

Putnam Short Term Investment Fund 0.08%(AFF)	24,112,077	24,112,077

Total short-term investments (cost $74,048,936)		$74,048,936

TOTAL INVESTMENTS

Total investments (cost $284,988,762)(b)		$323,336,032

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2013 through November 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $273,550,097.
(b)	The aggregate identified cost on a tax basis is $285,412,372, resulting in gross unrealized appreciation and depreciation of $48,327,973 and $10,404,313, respectively, or net unrealized appreciation of $37,923,660.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$8,526,411	$77,032,991	$61,447,325	$7,307	$24,112,077
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $48,482,466. Certain of these securities were sold prior to the close of the reporting period.
The fund received cash collateral of $49,936,859, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$24,517,788	$—	$—
Consumer staples	2,458,020	—	—
Energy	18,018,128	—	—
Financials	85,996,532	—	—
Health care	9,448,914	—	—
Industrials	33,066,928	—	—
Information technology	34,452,551	160,833	—
Materials	20,540,456	—	—
Telecommunication services	915,292	—	—
Utilities	11,567,255	—	—
Total common stocks	240,981,864	160,833	—
Investment companies	8,144,399	—	—
Short-term investments	24,112,077	49,936,859	—

Totals by level	$273,238,340	$50,097,692	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
The following table summarizes any derivatives, repurchase agreements, reverse repurchase agreements, securities lending and borrowing transactions, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement.
	Offsetting of financial and derivative assets and liabilities
		Goldman Sachs Bank USA	Total

	Assets:
	Securities on loan**	$48,410,331	$48,410,331

	Total Assets	$48,410,331	$48,410,331

	Liabilities:

	Total Liabilities	$—	$—

	Total Financial and Derivative Net Assets	$48,410,331	$48,410,331
	Total collateral received (pledged)##	$48,410,331	$48,410,331
	Net amount	$—	$—

**	Included with Investments in securities on the Statement of assets and liabilities

##	Any over-collateralization of total financial and derivative net assets is not shown.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2014